Quarterly Report
March 31, 2019
MFS®  International
Value Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.5%
Airlines – 0.6%
Ryanair Holdings PLC, ADR (a)	103,142	$7,729,461
Alcoholic Beverages – 7.1%
Diageo PLC	808,252	$33,033,963
Heineken N.V.	211,312	22,300,657
Pernod Ricard S.A.	199,402	35,788,680
		$91,123,300
Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	112,134	$8,168,918
LVMH Moet Hennessy Louis Vuitton SE	11,375	4,183,975
		$12,352,893
Automotive – 0.3%
USS Co. Ltd.	183,300	$3,397,078
Brokerage & Asset Managers – 0.2%
Euronext N.V.	35,148	$2,227,641
IG Group Holdings PLC	104,417	707,189
		$2,934,830
Business Services – 9.6%
Brenntag AG	150,257	$7,736,483
Compass Group PLC	1,014,439	23,842,059
Experian PLC	455,214	12,326,252
Intertek Group PLC	188,839	11,945,951
Nomura Research Institute Ltd.	268,800	12,199,441
Rentokil Initial PLC	628,258	2,890,964
Secom Co. Ltd.	190,700	16,315,234
SGS S.A.	7,182	17,872,956
Sohgo Security Services Co. Ltd.	124,500	5,414,509
Thomson Reuters Corp.	188,856	11,174,351
		$121,718,200
Chemicals – 3.3%
Givaudan S.A.	16,386	$41,863,906
Computer Software – 8.9%
ANSYS, Inc. (a)	108,186	$19,766,664
Cadence Design Systems, Inc. (a)	674,584	42,842,830
Check Point Software Technologies Ltd. (a)	50,551	6,394,196
Dassault Systems S.A.	138,288	20,592,791
OBIC Co. Ltd.	136,300	13,724,695
SAP AG	75,933	8,773,320
Wisetech Global Ltd.	106,386	1,746,470
		$113,840,966
Computer Software - Systems – 2.6%
Amadeus IT Group S.A.	376,656	$30,167,498
Descartes Systems Group, Inc. (a)	66,257	2,408,624
		$32,576,122
Construction – 0.4%
Geberit AG	12,000	$4,904,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 9.8%
Colgate-Palmolive Co.	412,638	$28,282,209
Kao Corp.	374,000	29,419,219
KOSE Corp.	23,100	4,237,327
L'Oréal	94,922	25,533,612
Reckitt Benckiser Group PLC	372,067	30,927,078
ROHTO Pharmaceutical Co. Ltd.	267,000	6,846,648
		$125,246,093
Containers – 0.6%
Brambles Ltd.	951,593	$7,945,978
Electrical Equipment – 6.3%
IMI PLC	895,992	$11,179,711
Legrand S.A.	306,924	20,540,466
OMRON Corp. (l)	246,400	11,516,304
Schneider Electric S.A.	313,662	24,608,420
Spectris PLC	233,911	7,646,898
Yokogawa Electric Corp.	263,100	5,438,619
		$80,930,418
Electronics – 8.7%
Analog Devices, Inc.	233,402	$24,570,228
DISCO Corp.	15,900	2,262,411
Halma PLC	521,477	11,356,183
Hirose Electric Co. Ltd.	111,300	11,679,320
Infineon Technologies AG	703,006	13,946,341
NVIDIA Corp.	6,862	1,232,141
Samsung Electronics Co. Ltd.	177,547	6,983,943
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	647,124	26,506,199
Texas Instruments, Inc.	122,326	12,975,119
		$111,511,885
Engineering - Construction – 0.2%
Wartsila Corp.	139,732	$2,254,768
Food & Beverages – 11.3%
Chocoladefabriken Lindt & Sprungli AG	184	$1,250,997
Danone S.A.	346,310	26,684,234
Ezaki Glico Co. Ltd.	24,300	1,276,062
ITO EN Ltd.	338,200	17,546,242
Kerry Group PLC	141,481	15,791,282
Nestle S.A.	664,892	63,367,563
Nissan Foods Holdings Co. Ltd.	51,600	3,538,392
Toyo Suisan Kaisha Ltd.	372,100	14,151,417
		$143,606,189
Insurance – 1.3%
Fairfax Financial Holdings Ltd.	18,497	$8,567,848
Hiscox Ltd.	388,739	7,898,482
		$16,466,330
Internet – 0.0%
Wix.com Ltd. (a)	2,382	$287,817
Machinery & Tools – 4.3%
GEA Group AG	310,286	$8,127,280
Misumi Group, Inc.	217,400	5,398,221
Nordson Corp.	93,534	12,395,126
Schindler Holding AG	24,250	5,026,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
SMC Corp.	23,400	$8,768,402
Spirax Sarco Engineering PLC	162,431	15,211,034
		$54,926,626
Major Banks – 1.6%
Svenska Handelsbanken AB, “A”	990,600	$10,452,267
UBS AG	828,230	10,039,403
		$20,491,670
Medical Equipment – 2.3%
Dentsply Sirona, Inc.	148,281	$7,353,255
Nihon Kohden Corp.	355,600	10,556,023
Terumo Corp.	378,800	11,552,323
		$29,461,601
Oil Services – 0.4%
Core Laboratories N.V.	69,655	$4,801,319
Other Banks & Diversified Financials – 1.5%
Chiba Bank Ltd.	542,900	$2,943,995
DnB NOR A.S.A.	91,220	1,679,515
Hachijuni Bank Ltd.	532,700	2,206,165
Julius Baer Group Ltd.	75,419	3,047,056
Jyske Bank A.S.	67,482	2,606,849
Mebuki Financial Group, Inc.	894,600	2,284,326
North Pacific Bank Ltd.	796,900	1,991,711
Sydbank A.S.	89,478	1,855,330
		$18,614,947
Pharmaceuticals – 2.7%
Bayer AG	73,485	$4,748,073
Kobayashi Pharmaceutical Co. Ltd.	194,400	16,382,712
Santen Pharmaceutical Co. Ltd.	902,100	13,422,024
		$34,552,809
Printing & Publishing – 0.5%
RELX Group PLC	309,610	$6,616,162
Real Estate – 5.3%
Deutsche Wohnen SE	548,873	$26,616,644
LEG Immobilien AG	78,547	9,643,652
TAG Immobilien AG	300,467	7,415,077
Vonovia SE	452,164	23,443,482
		$67,118,855
Specialty Chemicals – 2.5%
Croda International PLC	49,486	$3,247,143
Kansai Paint Co. Ltd.	241,700	4,603,706
Sika AG	32,959	4,604,165
Symrise AG	211,563	19,061,611
		$31,516,625
Specialty Stores – 0.0%
Esprit Holdings Ltd. (a)	2,890,722	$622,338
Telecommunications - Wireless – 0.9%
KDDI Corp.	506,700	$10,903,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.3%
British American Tobacco PLC	42,447	$1,765,805
Japan Tobacco, Inc.	87,300	2,162,217
		$3,928,022
Total Common Stocks		$1,204,245,956
Preferred Stocks – 2.5%
Consumer Products – 2.5%
Henkel AG & Co. KGaA	304,913	$31,125,299
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 2.48% (v)	35,318,472	$35,318,472

Other Assets, Less Liabilities – 0.2%		3,171,041
Net Assets – 100.0%		$1,273,860,768
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,318,472 and $1,235,371,255, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 3/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,575,190	JPY	390,183,000	Citibank N.A.	8/22/2019	$15,514
USD	37,962,885	JPY	4,135,866,500	Goldman Sachs International	8/22/2019	230,987
USD	37,851,185	JPY	4,135,866,500	JPMorgan Chase Bank N.A.	8/22/2019	119,288
						$365,789
Liability Derivatives
JPY	3,458,260,000	USD	31,655,713	BNP Paribas S.A.	8/22/2019	$(105,683)
At March 31, 2019, the fund had cash collateral of $167,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,235,371,255	$—	$—	$1,235,371,255
Mutual Funds	35,318,472	—	—	35,318,472
Total	$1,270,689,727	$—	$—	$1,270,689,727
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$365,789	$—	$365,789
Forward Foreign Currency Exchange Contracts - Liabilities	—	(105,683)	—	(105,683)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2019, the value of securities loaned was $1,005,593. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $1,064,476.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,699,854	38,271,711	(37,653,093)	35,318,472
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,635	$3,300	$—	$219,084	$35,318,472

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
Japan	19.8%
United States	15.3%
United Kingdom	14.1%
Germany	12.6%
France	12.5%
Switzerland	12.5%
Spain	2.4%
Taiwan	2.1%
Ireland	1.8%
Other Countries	6.9%